Subsequent events - Additional Information (Detail)		1 Months Ended			12 Months Ended
	Jan. 04, 2021 USD ($) Vessel $ / shares	Mar. 31, 2021 USD ($) Vessel	Feb. 28, 2021 USD ($) Vessel	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Dividends on preferred shares					$ 67,100,000	$ 70,400,000	$ 68,700,000
Long-term debt, gross					$ 3,748,100,000	3,246,400,000
Maturity date					Mar. 01, 2027
Senior Unsecured Notes [Member]
Subsequent Event [Line Items]
Long-term debt, gross					$ 80,000,000.0	$ 80,000,000.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared date	Jan. 04, 2021
Dividends date of record	Jan. 20, 2021
Dividends per common share declared | $ / shares	$ 0.125
Subsequent Event [Member] | High Quality Newbuild Scrubber-fitted Containerships [Member]
Subsequent Event [Line Items]
Number of vessels for construction | Vessel			12
Aggregate purchase price of vessels			$ 806,400,000
Subsequent Event [Member] | Senior Unsecured Notes [Member]
Subsequent Event [Line Items]
Long-term debt, gross			$ 200,000,000
Maturity date			Feb. 29, 2024
Debt instrument, interest rate			6.50%
Subsequent Event [Member] | 11000 TEU Vessel [Member]
Subsequent Event [Line Items]
Repayment upon early termination of sale leaseback financing arrangement				$ 69,166,000
Number of vessel terminated | Vessel	1
Sales-leaseback financing arrangement amount		$ 83,700,000
Subsequent Event [Member] | 24000 TEU Vessels [Member]
Subsequent Event [Line Items]
Number of vessels for construction | Vessel			2
Aggregate purchase price of vessels			$ 287,400,000
Subsequent Event [Member] | 15000 TEU Vessels [Member]
Subsequent Event [Line Items]
Number of vessels for construction | Vessel		6	10
Aggregate purchase price of vessels		$ 697,800,000	$ 1,399,010,000
Option to construct additional number of vessels | Vessel		5	5
Subsequent Event [Member] | 15000 TEU Vessels [Member] | High Quality Newbuild Scrubber-fitted Containerships [Member]
Subsequent Event [Line Items]
Number of vessels for construction | Vessel			4
Option to construct additional number of vessels | Vessel			4
Subsequent Event [Member] | 15000 TEU Vessels [Member] | Young High Quality Scrubber-fitted Containerships [Member]
Subsequent Event [Line Items]
Number of vessels for construction | Vessel			2
Aggregate purchase price of vessels			$ 254,000,000
Subsequent Event [Member] | 12000 TEU Vessels [Member] | High Quality Newbuild Scrubber-fitted Containerships [Member]
Subsequent Event [Line Items]
Number of vessels for construction | Vessel			4
Subsequent Event [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends per preferred share declared | $ / shares	$ 0.496875
Dividends declared date	Jan. 04, 2021
Dividends date of record	Jan. 29, 2021
Subsequent Event [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends per preferred share declared | $ / shares	$ 0.515625
Dividends declared date	Jan. 04, 2021
Dividends date of record	Jan. 29, 2021
Subsequent Event [Member] | Series G Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends per preferred share declared | $ / shares	$ 0.512500
Dividends declared date	Jan. 04, 2021
Dividends date of record	Jan. 29, 2021
Subsequent Event [Member] | Series H Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends per preferred share declared | $ / shares	$ 0.492188
Dividends declared date	Jan. 04, 2021
Dividends date of record	Jan. 29, 2021
Subsequent Event [Member] | Series I Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends per preferred share declared | $ / shares	$ 0.500000
Dividends declared date	Jan. 04, 2021
Dividends date of record	Jan. 29, 2021
Subsequent Event [Member] | Series D, Series E, Series G and Series H Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares	$ 16,763,000